Securities (Unrealized Gain (Loss) on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	$ 81,911	$ 87,320
Available-for-sale Securities, Gross Unrealized Gains	984	2,915
Available-for-sale Securities, Gross Unrealized Losses	(1,762)	(697)
Available-for-sale securities, Estimated Fair Value	81,133	89,538
Securities held to maturity, Amortized cost	26,381	21,515
Securities held-to-maturity, Unrecognized Holding Gain	353	1,239
Securities held-to-maturity, Unrecognized Holding Loss	(1,185)	(13)
Securities held-to-maturity, Estimated Fair Value	25,549	22,741
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	6,723	2,482
Available-for-sale Securities, Gross Unrealized Gains	27	86
Available-for-sale Securities, Gross Unrealized Losses	(332)
Available-for-sale securities, Estimated Fair Value	6,418	2,568
Securities held to maturity, Amortized cost	5,814	5,050
Securities held-to-maturity, Unrecognized Holding Gain		38
Securities held-to-maturity, Unrecognized Holding Loss	(460)
Securities held-to-maturity, Estimated Fair Value	5,354	5,088
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	16,960	14,690
Available-for-sale Securities, Gross Unrealized Gains	192	613
Available-for-sale Securities, Gross Unrealized Losses	(554)
Available-for-sale securities, Estimated Fair Value	16,598	15,303
Securities held to maturity, Amortized cost	2,441	2,746
Securities held-to-maturity, Unrecognized Holding Gain	121	288
Securities held-to-maturity, Unrecognized Holding Loss	(17)
Securities held-to-maturity, Estimated Fair Value	2,545	3,034
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	44,168	43,984
Available-for-sale Securities, Gross Unrealized Gains	696	1,684
Available-for-sale Securities, Gross Unrealized Losses	(475)	(123)
Available-for-sale securities, Estimated Fair Value	44,389	45,545
Securities held to maturity, Amortized cost	10,395	11,048
Securities held-to-maturity, Unrecognized Holding Gain	145	374
Securities held-to-maturity, Unrecognized Holding Loss	(198)	(13)
Securities held-to-maturity, Estimated Fair Value	10,342	11,409
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	887	4,423
Available-for-sale Securities, Gross Unrealized Gains	2	42
Available-for-sale Securities, Gross Unrealized Losses	(1)	(2)
Available-for-sale securities, Estimated Fair Value	888	4,463
Securities held to maturity, Amortized cost	6,750	2,671
Securities held-to-maturity, Unrecognized Holding Gain	87	539
Securities held-to-maturity, Unrecognized Holding Loss	(437)
Securities held-to-maturity, Estimated Fair Value	6,400	3,210
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	13,173	21,741
Available-for-sale Securities, Gross Unrealized Gains	67	490
Available-for-sale Securities, Gross Unrealized Losses	(400)	(572)
Available-for-sale securities, Estimated Fair Value	12,840	21,659
Securities held to maturity, Amortized cost	981
Securities held-to-maturity, Unrecognized Holding Loss	(73)
Securities held-to-maturity, Estimated Fair Value	$ 908